Consolidated Statements of Operations - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Net sales	[1]	$ 465	$ 2,011	$ 2,233	$ 2,289
Cost of Goods Sold		402		1,845	1,894
Gross Profit		63		388	395
Costs and expenses:
Cost of sales, excluding depreciation			1,439
Selling, general and administrative expenses		80	434	347	285
Depreciation, Amortization and Accretion, Net			147
Depreciation and amortization expenses		(22)	(147)	(185)	153
Research and development expenses		13	$ 63	$ 64	$ 65
Restructuring and Related Cost, Caption that Includes Restructuring Charges			20	42	32
Restructuring Charges		5	$ 20	$ 4	$ 15
Other Operating Income		1	0	19	2
Operating (loss) income		(34)	(92)	(84)	11
Other income (expense):
Interest expense, net		15	162	76	79
Other income, net		8	0	(7)	3
Gains (Losses) on Extinguishment of Debt		0	0		7
Loss on extinguishment and exchange of debt		0	0	(9)	(7)
Reorganization Items		3	1,972	(2)	(8)
(Loss) income before income taxes and losses from unconsolidated entities		(60)	1,718	(146)	(72)
Income taxes (note 8)		0	(36)	(18)	(13)
Loss before earnings from unconsolidated entities		(60)	1,682	(164)	(85)
Earnings from unconsolidated entities		0	3	1	2
Net loss		$ (60)	$ 1,685	$ (163)	$ (83)
Earnings Per Share, Basic		$ (1)	$ 16,850,000.00	$ (3.39)	$ (1.73)
Earnings Per Share, Diluted		$ (1)	$ 16,850,000.00	$ (3.39)	$ (1.73)
Weighted Average Number of Shares Outstanding, Basic		47,989,000	100	48,050,048	48,015,685
Weighted Average Number of Shares Outstanding, Diluted		47,989,000	100	48,050,048	48,015,685
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		$ (88)	$ 1,483		$ (146)
Retained Earnings [Member]
Other income (expense):
Net Income (Loss) Attributable to Momentive Performance Materials Inc		(60)	1,685
Net loss		(60)			(83)
Parent [Member]
Net sales		0	0	$ 0	0
Cost of Goods Sold		0		0	0
Gross Profit		0		0	0
Costs and expenses:
Cost of sales, excluding depreciation			0
Selling, general and administrative expenses		14	33	1	0
Research and development expenses		0	0	0	0
Restructuring Charges		2	5	0	0
Other Operating Income		0	38	0	2
Operating (loss) income		(16)	155	(1)	2
Other income (expense):
Other income, net		0		(8)	0
Gains (Losses) on Extinguishment of Debt				(9)	7
Reorganization Items		0	1,688	0	0
(Loss) income before income taxes and losses from unconsolidated entities		(31)	1,495	(56)	(68)
Income taxes (note 8)		(8)	8	0	0
Loss before earnings from unconsolidated entities		(23)	1,487	(56)	(68)
Earnings from unconsolidated entities		(37)	198	(105)	(14)
Net loss		(60)	1,685	(161)	(82)
Interest Expense		15		72	77
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(88)	1,483	(145)	(146)
MPM Inc [Member]
Net sales		465	2,011	2,233	2,289
Cost of Goods Sold		402		1,845	1,894
Gross Profit		63		388	395
Costs and expenses:
Cost of sales, excluding depreciation			1,439
Selling, general and administrative expenses		80	434	345	284
Depreciation, Amortization and Accretion, Net			147
Research and development expenses		13	63	64	65
Restructuring Charges		5	20	42	32
Other Operating Income		1	0	19	2
Operating (loss) income		(34)	(92)	(82)	12
Other income (expense):
Interest expense, net		(15)	(162)	(76)	(79)
Other income, net		8	0	(7)	3
Gains (Losses) on Extinguishment of Debt		0	0	9
Loss on extinguishment and exchange of debt		0	0	(9)	(7)
Reorganization Items		(3)	1,972	(2)	(8)
(Loss) income before income taxes and losses from unconsolidated entities		(60)	1,718	(144)	(71)
Income taxes (note 8)		0	(36)	(18)	(13)
Loss before earnings from unconsolidated entities		(60)	1,682	(162)	(84)
Earnings from unconsolidated entities		0	3	1	2
Net loss		(60)	1,685	(161)	(82)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest				(145)
MPM Inc [Member] | Retained Earnings [Member]
Other income (expense):
Net Income (Loss) Attributable to Momentive Performance Materials Inc			1,685
Net loss		(60)			(82)
Guarantor Subsidiaries [Member]
Net sales		200	927	1,047	1,062
Cost of Goods Sold		168		913	927
Gross Profit		32		134	135
Costs and expenses:
Cost of sales, excluding depreciation			671
Selling, general and administrative expenses		28	230	183	137
Research and development expenses		8	39	39	41
Restructuring Charges		3	15	10	26
Other Operating Income		1	(83)	3	2
Operating (loss) income		(8)	(100)	(101)	(71)
Other income (expense):
Other income, net		0		1	(1)
Gains (Losses) on Extinguishment of Debt				0	0
Reorganization Items		(3)	173	(2)	(8)
(Loss) income before income taxes and losses from unconsolidated entities		7	190	(60)	(19)
Income taxes (note 8)		0	(2)	10	(1)
Loss before earnings from unconsolidated entities		7	188	(50)	(20)
Earnings from unconsolidated entities		(44)	10	(55)	6
Net loss		(37)	198	(105)	(14)
Interest Expense		(18)		(44)	(59)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(65)	(4)	(88)	(79)
Non-Guarantor Subsidiaries [Member]
Net sales		357	1,589	1,775	1,783
Cost of Goods Sold		326		1,521	1,523
Gross Profit		31		254	260
Costs and expenses:
Cost of sales, excluding depreciation			1,273
Selling, general and administrative expenses		38	171	161	147
Research and development expenses		5	24	25	24
Restructuring Charges		0	0	32	6
Other Operating Income		(2)	29	16	2
Operating (loss) income		(10)	107	20	81
Other income (expense):
Other income, net		8		0	4
Gains (Losses) on Extinguishment of Debt				0	0
Reorganization Items		0	111	0	0
(Loss) income before income taxes and losses from unconsolidated entities		(36)	33	(28)	16
Income taxes (note 8)		(8)	(26)	(28)	(12)
Loss before earnings from unconsolidated entities		(44)	7	(56)	4
Earnings from unconsolidated entities		0	3	1	2
Net loss		(44)	10	(55)	6
Interest Expense		18		48	61
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(56)	(147)	(49)	(14)
Consolidation, Eliminations [Member]
Net sales		(92)	(505)	(589)	(556)
Cost of Goods Sold		(92)		(589)	(556)
Gross Profit		0		0	0
Costs and expenses:
Cost of sales, excluding depreciation			(505)
Selling, general and administrative expenses		0	0	0	0
Research and development expenses		0	0	0	0
Restructuring Charges		0	0	0	0
Other Operating Income		0	0	0	0
Operating (loss) income		0	0	0	0
Other income (expense):
Other income, net		0		0	0
Gains (Losses) on Extinguishment of Debt				0	0
Reorganization Items		0	0	0	0
(Loss) income before income taxes and losses from unconsolidated entities		0	0	0	0
Income taxes (note 8)		0	0	0	0
Loss before earnings from unconsolidated entities		0	0	0	0
Earnings from unconsolidated entities		81	(208)	160	8
Net loss		81	(208)	160	8
Interest Expense		0		0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		121	151	137	93
Subsidiaries [Member]
Net sales		465	2,011	2,233	2,289
Cost of Goods Sold		402		1,845	1,894
Gross Profit		63		388	395
Costs and expenses:
Cost of sales, excluding depreciation			1,439
Selling, general and administrative expenses		80	434	345	284
Research and development expenses		13	63	64	65
Restructuring Charges		5	20	42	32
Other Operating Income		(1)	(92)	19	2
Operating (loss) income		(34)	162	(82)	12
Other income (expense):
Other income, net		8		(7)	3
Gains (Losses) on Extinguishment of Debt				(9)	7
Reorganization Items		(3)	1,972	(2)	(8)
(Loss) income before income taxes and losses from unconsolidated entities		(60)	1,718	(144)	(71)
Income taxes (note 8)		0	(36)	(18)	(13)
Loss before earnings from unconsolidated entities		(60)	1,682	(162)	(84)
Earnings from unconsolidated entities		0	3	1	2
Net loss		(60)	1,685	(161)	(82)
Interest Expense		15		76	79
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		$ (88)	$ 1,483	$ (145)	$ (146)

[1]	sales are not significant and, as such, are eliminated within the selling segment.